Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Option Grants

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted during the three months ended March 31, 2015 and 2014, the following assumptions were used:

	For the Three Months Ended March 31,
	2015	2014
Risk-free interest rate	1.47 – 1.51%	2.73%
Expected volatility	90.10 – 91.16%	107.01%
Weighted average expected volatility	90.29%	107.01%
Expected lives (in years)	6.05 – 6.25	10.00
Expected dividend yield	0.00%	0.00%

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year ended December 31,
	2014	2013
Risk-free interest rate	1.60% - 2.73%	0.71% - 2.19%
Expected volatility	97.91% - 107.01%	74.53% - 107.30%
Weighted average expected volatility	101.52%	76.27%
Expected life (in years)	5.20 - 10.00	5.20 - 10.00
Expected dividend yield	0.00%	0.00%

Summary of Option Activity

The following table summarizes the activity of Company’s stock option plan for the period from January 1, 2015 to March 31, 2015:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2015	3,000,264	$3.39
Granted	79,000	1.18
Exercised	—	—
Cancelled	—	—

Balance at March 31, 2015	3,079,264	$3.33	7.67 years	$—

Exercisable at March 31, 2015	1,912,321	$3.40	7.40 years	$—

The following table summarizes the option activity of the Company:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2013	2,556,269	$3.47
Granted	443,995	2.96
Exercised	—	—
Cancelled	—	—

Balance at December 31, 2014	3,000,264	$3.39	7.86 years	$—

Exercisable at December 31, 2014	1,739,455	$3.39	7.60 years	$—

Schedule of Assumptions Used to Determine Fair Value of Employee Stock Purchase Plan Stock Rights

The Company uses the Black-Scholes option-pricing model to determine the fair value of the ESPP stock rights. For valuing stock rights issued during the three months ended March 31, 2015 and 2014, the following assumptions were used:

	For the Three Months Ended March 31,
	2015	2014
Risk-free interest rate	0.11%	0.09%
Expected volatility	82.72%	94.99%
Expected lives (in years)	0.50	0.50
Expected dividend yield	0.00%	0.00%

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of the ESPP stock rights. For stock rights issued in the years ended December 31, 2014 and 2013, the following assumptions were used:

	Year Ended December 31,
	2014	2013
Risk-free interest rate	0.06% - 0.09%	0.09%
Expected volatility	94.99% - 103.36%	88.68%
Weighted average expected volatility	100.39%	88.68%
Expected life (in years)	0.50	0.50
Expected dividend yield	0.00	0.00%